Note 6 - Personnel Expenses Including Share-based Remuneration (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2020 $ / shares	Jan. 10, 2019 shares
Statement Line Items [Line Items]
Key management personnel compensation, share-based payment | $	$ 536	$ 621	$ 0
Payables on social security and taxes other than income tax | $	1,050
Share-based payment arrangement, social security on options grants payable | $	$ 1,442
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments exercisable in share-based payment arrangement				1,130,000
Number of share options exercisable in share-based payment arrangement				30,000
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in dollars per share) | $ / shares				$ 0
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share) | $ / shares				$ 7.42
RSU [member]
Statement Line Items [Line Items]
Percentage of equity available for grants	10.00%
Number of shares in ultimate issure entity (in shares)	500,000,000
Number of shares set up with parent company for share-based payments arrangement (in shares)	200,000,000
Conversion ratio from the count of RSUs granted to ultimate shares to be delivered	0.4
Number of shares represented by ADS (in shares)	2
Adjustment factor for reported grants in a share-based payments arrangment	0.5
Share-based payments arrangement, vesting schedule, in year one	16.00%
Share-based payments arrangement, vesting schedule, in year two	22.00%
Share-based payments arrangement, vesting schedule, in yearthree	28.00%
Share-based payments arrangement, vesting schedule, in year four	34.00%
Weighted average remaining contractual life of outstanding other equity instruments	0.95	0.97
Amended and restated share incentive plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)					20,000,000
Amended and restated share incentive plan [member] | ADS [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)					10,000,000